Share-based payments - Nexters Long-Term Incentive Plan (Details) - Options	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	6,764,608
Options outstanding	20,000	6,470,300
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	2,330,000
Options outstanding	2,330,000	2,330,000	0
Class B complex vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	1,300
Modification of Class B complex vesting option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	4,414,608
Options outstanding		4,120,300
Modification of complex conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	20,000
Options outstanding		20,000
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding	20,000		100,000